                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    Form N-PX
    Annual Report of Proxy Voting Record of Registered Management Investment
                                    Company


Investment Company Act File Number: 811- 21552

J.P. Morgan Multi-Strategy Fund, L.L.C.
522 Fifth Avenue-10th Floor, New York, NY 10036

Leonard F. Wallace
c/o JP Morgan Alternative Asset Management, Inc.
522 Fifth Avenue-10th Floor
New York, NY 10036

Registrant's Telephone Number: (212).837.8964
Date of fiscal year end: March 31
Date of reporting period: June 30, 2005

            A.                               B.                  C.                  D.                         E.
       ------------              -------------------------     ------       --------------------     ---------------------------
                                                                                                        Agenda Item Description
                                                                                                         as it appears on the
       Company Name              Meeting Date (yyyy mm dd)     Ticker       (cusip. Isln, sedol)               ballot
       ------------              -------------------------     ------       --------------------     ---------------------------
1. Glenview Intitutional              20050601                   N/A               N/A
     Partners, L.P.                                                                                  1. Amended LPA for management
                                                                                                         fees and sidepocket
                                                                                                         arrangement
                                                                                                     2. Permit principal
                                                                                                         transactions

2. QVT Associates, L.P.               20050601                   N/A               N/A               1. Amended LPA for sidepocket
                                                                                                         arrangements

3. Rocker Partners. L.P.              20050101                   N/A               N/A               1. Amended LPA for management
                                                                                                         fees

            A.                                  F.                                G.                                 H.
       ------------                  -------------------------         --------------------------        ------------------------
                                     Management or Shareholder
                                      Proposal (Identify MGMT          Management Recommendation;        Fund Vote: FOR, AGAINST,
       Company Name                      or Shareholder)                   FOR and AGAINST               ABSTAIN, WITHHOLD ect.
       ------------                  -------------------------         --------------------------        ------------------------
1. Glenview Intitutional
     Partners, L.P.                         Mgmt                                For                                 For

2. QVT Associates, L.P.                     Mgmt                                For                                 For

3. Rocker Partners. L.P.                    Mgmt                                For                                 For



                                    Signature

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: J. P. Morgan Atlas Multi-Strategy Fund, L.L.C.

By:  /s/ Leonard F. Wallace        Chief Compliance Officer
     ------------------------------------------------------
         Signature                          Title

Date: August 25, 2005